UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08287

Cohen & Steers Realty Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

John E. McLean 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2007

Item 1. Schedule of Investments

COHEN & STEERS REALTY INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2007 (Unaudited)

		Number of Shares	Value

COMMON STOCK	86.2%
DIVERSIFIED	8.7%
Colonial Properties Trust		678,200	$30,973,394
Digital Realty Trust		297,600	11,874,240
Entertainment Properties Trust		193,200	11,640,300
iStar Financial		494,600	23,162,118
Spirit Finance Corp.		1,032,200	15,379,780
Vornado Realty Trust		304,800	36,374,832
			129,404,664
HEALTH CARE	9.4%
Health Care Property Investors		414,400	14,930,832
Health Care REIT		690,454	30,310,931
Nationwide Health Properties		876,300	27,393,138
Omega Healthcare Investors		427,700	7,335,055
Senior Housing Properties Trust		1,247,878	29,824,284
Ventas		718,800	30,283,044
			140,077,284
HOTEL	5.3%
DiamondRock Hospitality Co.		676,800	12,859,200
Equity Inns		956,100	15,660,918
Hospitality Properties Trust		475,500	22,253,400
Strategic Hotels & Resorts		807,600	18,469,812
Sunstone Hotel Investors		357,400	9,742,724
			78,986,054
INDUSTRIAL	2.2%
DCT Industrial Trust		1,042,900	12,337,507
ING Industrial Fund (Australia)		4,280,075	8,172,702
ProLogis European Properties (Netherlands)		567,583	11,790,100
			32,300,309

		Number of Shares	Value

MORTGAGE	1.9%
Newcastle Investment Corp.		1,042,573	$28,910,549
OFFICE	16.1%
BioMed Realty Trust		686,200	18,047,060
Boston Properties		260,400	30,570,960
Brandywine Realty Trust		993,866	33,205,063
Highwoods Properties		364,500	14,394,105
HRPT Properties Trust		910,900	11,204,070
ING Office Fund (Australia)		6,197,340	7,872,402
Kilroy Realty Corp.		274,000	20,207,500
Mack-Cali Realty Corp.		1,040,700	49,568,541
Maguire Properties		475,200	16,898,112
Mapeley Ltd. (United Kingdom)		79,571	6,091,107
Parkway Properties		483,700	25,273,325
Tishman Speyer Office Fund (Australia)		3,561,500	7,175,209
			240,507,454
OFFICE/INDUSTRIAL	4.9%
EastGroup Properties		290,500	14,824,215
Liberty Property Trust		1,024,100	49,894,152
Mission West Properties		643,200	9,300,672
			74,019,039
RESIDENTIAL	18.1%
APARTMENT	17.6%
American Campus Communities		491,000	14,872,390
Apartment Investment & Management Co.		954,800	55,082,412
Education Realty Trust		826,900	12,221,582
Equity Residential		1,333,600	64,319,528
Home Properties		915,011	48,321,731
Mid-America Apartment Communities		280,200	15,764,052
Post Properties		486,200	22,233,926
UDR		983,100	30,102,522
			262,918,143
MANUFACTURED HOME	0.5%
Sun Communities		239,700	7,435,494
TOTAL RESIDENTIAL			270,353,637

		Number of Shares	Value

SELF STORAGE	4.7%
Extra Space Storage		1,366,700	$25,885,298
Sovran Self Storage		533,300	29,550,153
U-Store-It Trust		755,920	15,209,110
			70,644,561
SHOPPING CENTER	14.2%
COMMUNITY CENTER	8.6%
Cedar Shopping Centers		993,800	16,099,560
Developers Diversified Realty Corp.		477,000	30,003,300
Equity One		799,700	21,192,050
Inland Real Estate Corp.		1,514,300	27,772,262
Kite Realty Group Trust		367,700	7,335,615
Ramco-Gershenson Properties Trust		496,200	17,719,302
Urstadt Biddle Properties—Class A		452,677	8,854,362
			128,976,451
REGIONAL MALL	5.6%
CBL & Associates Properties		163,100	7,313,404
Glimcher Realty Trust		932,400	25,193,448
Macerich Co.		253,900	23,450,204
Primaris Retail REIT (Canada)		24,100	424,177
Simon Property Group		243,500	27,089,375
			83,470,608
TOTAL SHOPPING CENTER			212,447,059
WAREHOUSE/INDUSTRIAL	0.7%
First Potomac Realty Trust		392,300	11,208,011
TOTAL COMMON STOCK (Identified cost—$875,382,485)			1,288,858,621

		Number of Shares	Value

PREFERRED STOCK	13.3%
DIVERSIFIED	2.4%
Colonial Properties Trust, 8.125%, Series D		120,400	$3,101,504
Colonial Properties Trust, 7.62%, Series E		50,500	1,277,650
Crescent Real Estate Equities Co., 6.75%, Series A (Convertible)		256,900	5,718,594
Digital Realty Trust, 8.50%, Series A		84,700	2,186,954
Digital Realty Trust, 7.875%, Series B		95,000	2,441,500
Duke Realty Corp., 6.95%, Series M		80,650	2,040,445
Entertainment Properties Trust, 7.75%, Series B		126,000	3,226,860
iStar Financial, 8.00%, Series D		25,000	637,250
iStar Financial, 7.80%, Series F		67,400	1,720,048
iStar Financial, 7.65%, Series G		160,300	4,079,635
iStar Financial, 7.50%, Series I		100,000	2,543,500
Lexington Realty Trust, 7.55%, Series D		256,000	6,531,840
			35,505,780
HEALTH CARE	1.5%
Health Care REIT, 7.875%, Series D		21,000	550,200
Health Care REIT, 7.625%, Series F		264,900	6,821,175
LTC Properties, 8.00%, Series F		200,000	5,100,000
Nationwide Health Properties, 7.677%, Series A		49,800	4,987,470
Omega Healthcare Investors, 8.375%, Series D		190,000	4,902,000
			22,360,845

		Number of Shares	Value

HOTEL	1.8%
Ashford Hospitality Trust, 8.55%, Series A		29,400	$752,640
Equity Inns, 8.00%, Series C		120,000	3,303,600
Highland Hospitality Corp., 7.875%, Series A		102,000	2,570,400
Hospitality Properties Trust, 7.00%, Series C		130,000	3,211,000
Host Hotels & Resorts, 8.875%, Series E		39,154	1,057,158
Innkeepers USA Trust, 8.00%, Series C		51,200	1,285,632
LaSalle Hotel Properties, 7.50%, Series D		9,400	238,196
LaSalle Hotel Properties, 8.00%, Series E		125,000	3,395,000
LaSalle Hotel Properties, 7.25%, Series G		60,000	1,515,000
Strategic Hotels & Resorts, 8.50%, Series A		10,000	250,000
Strategic Hotels & Resorts, 8.50%, Series A, 144Aa		80,200	2,005,000
Strategic Hotels & Resorts, 8.25%, Series B		85,000	2,163,675
Strategic Hotels & Resorts, 8.25%, Series C		31,000	792,980
Sunstone Hotel Investors, 8.00%, Series A		143,000	3,647,215
			26,187,496
INDUSTRIAL	0.1%
AMB Property Corp, 6.75%, Series M		36,900	947,223
MORTGAGE	0.3%
Newcastle Investment Corp., 9.75%, Series B		51,600	1,307,802
Newcastle Investment Corp., 8.375%, Series D		60,000	1,488,000
NorthStar Realty Finance Corp., 8.25%, Series B		89,900	2,180,075
			4,975,877

		Number of Shares	Value

OFFICE	2.7%
BioMed Realty Trust, 7.375%, Series A		255,000	$6,426,000
Brandywine Realty Trust, 7.375%, Series D		43,703	1,116,830
Corporate Office Properties Trust, 7.50%, Series H		45,100	1,139,226
Corporate Office Properties Trust, 7.625%, Series J		43,600	1,109,620
Cousins Properties, 7.75%, Series A		66,551	1,706,368
Cousins Properties, 7.50%, Series B		159,800	4,111,654
Highwoods Properties, 8.625%, Series A		7,400	7,215,000
HRPT Properties Trust, 8.75%, Series B		183,100	4,698,346
HRPT Properties Trust, 7.125%, Series C		42,000	1,085,700
Kilroy Realty Corp., 7.80%, Series E		19,314	497,336
Kilroy Realty Corp., 7.50%, Series F		212,240	5,435,466
Maguire Properties, 7.625%, Series A		68,600	1,694,420
SL Green Realty Corp., 7.625%, Series C		188,300	4,779,054
SL Green Realty Corp., 7.875%, Series D		3,000	77,670
			41,092,690
OFFICE/INDUSTRIAL	0.4%
PS Business Parks, 7.00%, Series H		75,500	1,899,580
PS Business Parks, 6.875%, Series I		14,100	350,385
PS Business Parks, 7.60%, Series L		32,700	837,120
PS Business Parks, 6.70%, Series P		133,900	3,288,584
			6,375,669
RESIDENTIAL—APARTMENT	0.7%
Apartment Investment & Management Co., 9.375%, Series G		92,000	2,380,040
Apartment Investment & Management Co., 8.00%, Series T		80,679	2,047,633
Apartment Investment & Management Co., 7.75%, Series U		90,632	2,313,835
Apartment Investment & Management Co., 8.00%, Series V		37,000	972,730
Apartment Investment & Management Co., 7.875%, Series Y		5,000	130,175
Mid-America Apartment Communities, 8.30%, Series H		125,700	3,227,976
			11,072,389

		Number of Shares	Value

SELF STORAGE	1.3%
Public Storage, 6.75%, Series E		12,800	$323,200
Public Storage, 7.25%, Series I		149,200	3,852,344
Public Storage, 7.25%, Series K		270,600	7,003,128
Public Storage, 6.75%, Series L		140,000	3,536,400
Public Storage, 6.625%, Series M		160,000	3,960,000
			18,675,072
SHOPPING CENTER	2.1%
COMMUNITY CENTER	0.9%
Cedar Shopping Centers, 8.875%, Series A		83,200	2,183,168
Developers Diversified Realty Corp., 8.60%, Series F		33,900	849,873
Developers Diversified Realty Corp., 7.50%, Series I		16,000	409,120
National Retail Properties, 7.375%, Series C		105,000	2,682,750
Ramco-Gershenson Property Trust, 9.50%, Series B		25,000	635,500
Regency Centers Corp., 7.25%, Series D		86,400	2,185,056
Tanger Factory Outlet Centers, 7.50%, Series C		130,000	3,361,150
Urstadt Biddle Properties, 8.50%, Series C		10,000	1,082,000
Urstadt Biddle Properties, 7.50%, Series D		14,100	358,492
			13,747,109
REGIONAL MALL	1.2%
CBL & Associates Properties, 8.75%, Series B		48,800	2,460,008
CBL & Associates Properties, 7.75%, Series C		69,500	1,775,030
CBL & Associates Properties, 7.375%, Series D		154,000	3,957,800
Glimcher Realty Trust, 8.75%, Series F		58,800	1,503,516
Glimcher Realty Trust, 8.125%, Series G		90,200	2,282,060
Pennsylvania REIT, 11.00%, Series A		19,800	1,049,400
Taubman Centers, 8.00%, Series G		167,000	4,313,610
Taubman Centers, 7.625%, Series H		25,000	642,625
			17,984,049
TOTAL SHOPPING CENTER			31,731,158
TOTAL PREFERRED STOCK (Identified cost—$192,340,623)			198,924,199

		Principal Amount	Value
COMMERCIAL PAPER	0.4%
San Paolo U.S. Finance Co., 4.15%, due 4/2/07 (Identified cost—$6,380,264)		$6,381,000	$6,380,264

TOTAL INVESTMENTS (Identified cost—$1,074,103,372)	99.9%		1,494,163,084

OTHER ASSETS IN EXCESS OF LIABILITIES	0.1%		1,145,170

NET ASSETS	100.0%		$1,495,308,254

Glossary of Portfolio Abbreviation

REIT       Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the fund.

(a) Resale is restricted to qualified institutional investors; equals 0.1% of net assets.

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Securities for which market prices are unavailable, or securities for which the investment manager determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The fund’s use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

Note 2. Income Tax Information

As of March 31, 2007, the federal tax cost and net unrealized appreciation were as follows:

Gross unrealized appreciation	$424,939,355
Gross unrealized depreciation	4,879,643
Net unrealized appreciation	$420,059,712

Cost for federal income tax purposes	$1,074,103,372

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REALTY INCOME FUND, INC.

By:	/s/ Adam M. Derechin

Name: Adam M. Derechin

Title: President

Date: May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin	Name: James Giallanza
	Title: President and principal	Title: Treasurer and principal
	executive officer	financial officer

Date: May 30, 2007